CONVERTIBLE NOTES PAYABLE (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Debt Disclosure [Abstract]
SCHEDULE OF CONVERTIBLE NOTES PAYABLE

Convertible notes payable consists of the following:

	September 30,	December 31,
	2023	2022
Convertible Notes - Issued in fiscal year 2020	97,946	97,946
Convertible Notes - Issued in fiscal year 2021	508,440	600,400
Convertible Notes - Issued in fiscal year 2022	1,712,194	3,710,440
Convertible Notes - Issued in fiscal year 2023	2,211,083	-
	4,529,663	4,408,786
Less debt discount and debt issuance cost	(1,289,241)	(176,685)
	3,240,422	4,232,101
Less current portion of convertible notes payable	3,142,476	4,134,155
Long-term convertible notes payable	$97,946	$97,946

Convertible notes payable consists of the following:

	December 31,	December 31,
	2022	2021
Convertible Notes - Issued in fiscal year 2020	97,946	100,000
Convertible Notes - Issued in fiscal year 2021	600,400	1,607,857
Convertible Notes - Issued in fiscal year 2022	3,710,440	-
	4,408,786	1,707,857
Less debt discount and debt issuance cost	(176,685)	(691,569)
	4,232,101	1,016,288
Less current portion of convertible notes payable	4,134,155	993,931
Long-term convertible notes payable	$97,946	$22,357